UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             August 12, 2008

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $17,707


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Acxiom Corp                          Com          005125109   1,308    113,792   Sh        Defined      03,04   113,792     0    0
Calpine Corp                         Com          131347304     149      6,600   Sh        Defined      03,04     6,600     0    0
Choicepoint Inc                      Com          170388102   1,706     35,400   Sh        Defined      03,04    35,400     0    0
Clear Channel Communications         Com          184502102   1,017     28,900   Sh        Defined      03,04    28,900     0    0
DRS Technologies Inc                 Com          23330X100   1,016     12,900   Sh        Defined      03,04    12,900     0    0
Diebold Inc                          Com          253651103     900     25,300   Sh        Defined      03,04    25,300     0    0
Electronic Data Systems Corp         Com          285661104   1,515     61,500   Sh        Defined      03,04    61,500     0    0
Enzon Pharmaceuticals Inc            Com          293904108   1,008    141,519   Sh        Defined      03,04   141,519     0    0
Navteq Corp                          Com          63936L100   5,050     65,585   Sh        Defined      03,04    65,585     0    0
Take-Two Interactive Software Inc    Com          874054109     665     26,000   Sh        Defined      03,04    26,000     0    0
Time Warner                          Com          887317105      89      6,000   Sh        Defined      03,04     6,000     0    0
Wal Mart Stores Inc                  Com          931142103     337      6,000   Sh        Defined      03,04     6,000     0    0
Wrigley WM Jr Co                     Com          982526105   2,534     32,582   Sh        Defined      03,04    32,582     0    0
Yahoo Inc                            Com          984332106     413     20,000   Sh        Defined      03,04    20,000     0    0